SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	1 Months Ended	11 Months Ended	12 Months Ended
	Jan. 31, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2018 USD ($) Segment	Dec. 31, 2016 USD ($)
Concentration of Credit Risk [Abstract]
Amount exceeded of federally insured limits		$ 31,700,000	$ 61,400,000
Cash Balances [Abstract]
Cash in U.S. dollars in U.S. banks		55,376,000	69,155,000
Cash in Foreign Banks and Foreign Currency		3,774,000	3,865,000
Petty cash		6,000	9,000
Cash		59,156,000	73,029,000
Prepaid Expenses and Other Assets [Abstract]
Restricted cash maintained by united states bank and collateral for an irrevocable stand-by letter of credit		600,000	0
Goodwill and Other Intangible Assets [Abstract]
Impairment charges		0	0
Advertising Costs [Abstract]
Advertising costs		1,700,000	1,800,000
Income Taxes [Abstract]
Accrued interest and penalties		0	0
Foreign Currency Translation [Abstract]
Gains (losses) from foreign currency transactions		(17,000)	$ 29,800
Segments [Abstract]
Number of reportable segments | Segment			1
Accounting Pronouncements [Abstract]
Restricted cash		600,000	$ 0
Other Assets [Member]
Prepaid Expenses and Other Assets [Abstract]
Restricted cash maintained by united states bank and collateral for an irrevocable stand-by letter of credit		600,000
Accounting Pronouncements [Abstract]
Restricted cash		$ 600,000
Maximum [Member]
Accounts Receivable and Allowance for Doubtful Accounts [Abstract]
Number of days recorded upon initiation of wire transfer			5 days
Agent Relationships [Member]
Goodwill and Other Intangible Assets [Abstract]
Estimated useful life			15 years
Trade Name [Member]
Goodwill and Other Intangible Assets [Abstract]
Estimated useful life			15 years
Developed Technology [Member]
Goodwill and Other Intangible Assets [Abstract]
Estimated useful life			15 years
Other Intangible Assets [Member]
Goodwill and Other Intangible Assets [Abstract]
Estimated useful life			10 years
Computer Software [Member]
Property and Equipment [Abstract]
Estimated useful life			5 years
Predecessor [Member]
Advertising Costs [Abstract]
Advertising costs	$ 100,000			$ 1,100,000
Foreign Currency Translation [Abstract]
Gains (losses) from foreign currency transactions	$ 11,600			$ 1,100